Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue	$ 3,686,179	$ 5,862,575	$ 8,189,289	$ 10,111,422
Cost Of Sales	(2,945,766)	(4,159,542)	(6,621,312)	(7,348,158)
Gross Profit	740,413	1,703,033	1,567,977	2,763,264
Expenses
Amortization And Depreciation	402,787	424,393	1,234,589	1,262,180
Development Expenses	1,258,826	294,753	1,590,426	329,753
Selling And Marketing	1,389,221	1,367,546	3,627,449	3,469,952
Equity promotion and marketing	245,000	2,190,162	1,183,750	4,340,162
General And Administrative	2,238,324	1,166,461	4,878,820	3,238,314
Bad Debts (Recovered)	(29,089)	8,132	39,410	26,990
Inventory Impairment	217,252		254,452
Share-Based Payments		54,682		255,568
Total Operating Expenses	5,722,321	5,506,129	12,808,896	12,922,919
Net Operating Loss	(4,981,908)	(3,803,096)	(11,240,919)	(10,159,655)
Other Expenses
Finance Expense	132,271	527,962	1,896,135	2,250,001
Change in reserve for claims	230,609		(254,000)
Loss on extinguishment of financial liability				601,163
Loss on issuance				6,129,282
Foreign exchange	26,236	(26,592)	122,116	(37,243)
Change in preferred share liability		(386,022)		(386,022)
Gain on settlement of derivative		(3,723,827)	(36,882)	(3,723,827)
Change in fair value of warrant liability		3,900		(50,670)
Transaction Costs		427,812		1,405,130
Total Other Expenses	389,116	(3,176,767)	1,727,369	6,187,814
Net Loss For The Period	(5,371,024)	(626,329)	(12,968,288)	(16,347,469)
Comprehensive Loss For The Period	$ (5,371,024)	$ (626,329)	$ (12,968,288)	$ (16,347,469)
Basic weighted average shares	3,085,682	39,532	1,674,579	14,368
Diluted weighted average shares	3,085,682	39,532	1,674,579	14,368
Basic loss per share	$ (1.74)	$ (15.84)	$ (7.74)	$ (1,137.77)
Diluted loss per share	$ (1.74)	$ (15.84)	$ (7.74)	$ (1,137.77)